Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Fixed Income Securities Funds
Entity Central Index Key	0000106444
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000007089
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 5,699,000,000
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,699
Number of Portfolio Holdings	137
Portfolio Turnover Rate	148%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	82.5%
Conventional Mortgage-Backed Securities	9.1%
Asset-Backed/Commercial Mortgage-Backed Securities	6.9%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	2.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007090
Shareholder Report [Line Items]
Fund Name	Short-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 5,699,000,000
Holdings Count | Holding	137
InvestmentCompanyPortfolioTurnover	148.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$5,699
Number of Portfolio Holdings	137
Portfolio Turnover Rate	148%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	82.5%
Conventional Mortgage-Backed Securities	9.1%
Asset-Backed/Commercial Mortgage-Backed Securities	6.9%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	2.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007105
Shareholder Report [Line Items]
Fund Name	Short-Term Federal Fund
Class Name	Investor Shares
Trading Symbol	VSGBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 4,613,000,000
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$4,613
Number of Portfolio Holdings	173
Portfolio Turnover Rate	188%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Agency Bonds and Notes	38.7%
Conventional Mortgage-Backed Securities	26.3%
U.S. Government Securities	16.1%
Asset-Backed/Commercial Mortgage-Backed Securities	9.8%
Nonconventional Mortgage-Backed Securities	3.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	8.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007106
Shareholder Report [Line Items]
Fund Name	Short-Term Federal Fund
Class Name	Admiral™ Shares
Trading Symbol	VSGDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Federal Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 4,613,000,000
Holdings Count | Holding	173
InvestmentCompanyPortfolioTurnover	188.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$4,613
Number of Portfolio Holdings	173
Portfolio Turnover Rate	188%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Agency Bonds and Notes	38.7%
Conventional Mortgage-Backed Securities	26.3%
U.S. Government Securities	16.1%
Asset-Backed/Commercial Mortgage-Backed Securities	9.8%
Nonconventional Mortgage-Backed Securities	3.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.0%)
Other Assets and Liabilities—NetFootnote Reference	8.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007099
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VFITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 6,445,000,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$6,445
Number of Portfolio Holdings	121
Portfolio Turnover Rate	82%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	88.2%
Asset-Backed/Commercial Mortgage-Backed Securities	3.7%
Agency Bonds and Notes	3.0%
Nonconventional Mortgage-Backed Securities	2.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	3.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007100
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 6,445,000,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	82.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$6,445
Number of Portfolio Holdings	121
Portfolio Turnover Rate	82%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	88.2%
Asset-Backed/Commercial Mortgage-Backed Securities	3.7%
Agency Bonds and Notes	3.0%
Nonconventional Mortgage-Backed Securities	2.6%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(1.0%)
Other Assets and Liabilities—NetFootnote Reference	3.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007103
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Investor Shares
Trading Symbol	VUSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,124,000,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$3,124
Number of Portfolio Holdings	109
Portfolio Turnover Rate	146%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	91.5%
Agency Bonds and Notes	5.7%
Conventional Mortgage-Backed Securities	1.2%
Nonconventional Mortgage-Backed Securities	0.4%
Derivatives	0.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.1%)
Other Assets and Liabilities—NetFootnote Reference	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007104
Shareholder Report [Line Items]
Fund Name	Long-Term Treasury Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Treasury Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 3,124,000,000
Holdings Count | Holding	109
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$3,124
Number of Portfolio Holdings	109
Portfolio Turnover Rate	146%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

U.S. Government Securities	91.5%
Agency Bonds and Notes	5.7%
Conventional Mortgage-Backed Securities	1.2%
Nonconventional Mortgage-Backed Securities	0.4%
Derivatives	0.0%
Conventional Mortgage-Backed Securities-Liability for Sale Commitments	(2.1%)
Other Assets and Liabilities—NetFootnote Reference	3.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007107
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 54,655,000,000
Holdings Count | Holding	2,019
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$54,655
Number of Portfolio Holdings	2,019
Portfolio Turnover Rate	34%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	5.4%
Consumer Discretionary	6.3%
Consumer Staples	4.1%
Energy	6.4%
Financials	29.7%
Health Care	8.7%
Industrials	6.4%
Materials	2.3%
Real Estate	3.7%
Technology	3.9%
Utilities	6.3%
Other	15.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007108
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 54,655,000,000
Holdings Count | Holding	2,019
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$54,655
Number of Portfolio Holdings	2,019
Portfolio Turnover Rate	34%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	5.4%
Consumer Discretionary	6.3%
Consumer Staples	4.1%
Energy	6.4%
Financials	29.7%
Health Care	8.7%
Industrials	6.4%
Materials	2.3%
Real Estate	3.7%
Technology	3.9%
Utilities	6.3%
Other	15.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007109
Shareholder Report [Line Items]
Fund Name	Short-Term Investment-Grade Fund
Class Name	Institutional Shares
Trading Symbol	VFSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 54,655,000,000
Holdings Count | Holding	2,019
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$54,655
Number of Portfolio Holdings	2,019
Portfolio Turnover Rate	34%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	5.4%
Consumer Discretionary	6.3%
Consumer Staples	4.1%
Energy	6.4%
Financials	29.7%
Health Care	8.7%
Industrials	6.4%
Materials	2.3%
Real Estate	3.7%
Technology	3.9%
Utilities	6.3%
Other	15.3%
Other Assets and Liabilities—NetFootnote Reference	1.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007097
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 34,287,000,000
Holdings Count | Holding	1,759
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$34,287
Number of Portfolio Holdings	1,759
Portfolio Turnover Rate	31%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	6.1%
Consumer Discretionary	4.5%
Consumer Staples	5.1%
Energy	8.6%
Financials	30.3%
Health Care	9.1%
Industrials	5.5%
Materials	2.7%
Real Estate	4.7%
Technology	4.3%
Utilities	7.5%
Other	10.3%
Other Assets and Liabilities—NetFootnote Reference	1.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007098
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 34,287,000,000
Holdings Count | Holding	1,759
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$34,287
Number of Portfolio Holdings	1,759
Portfolio Turnover Rate	31%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	6.1%
Consumer Discretionary	4.5%
Consumer Staples	5.1%
Energy	8.6%
Financials	30.3%
Health Care	9.1%
Industrials	5.5%
Materials	2.7%
Real Estate	4.7%
Technology	4.3%
Utilities	7.5%
Other	10.3%
Other Assets and Liabilities—NetFootnote Reference	1.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007101
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Investor Shares
Trading Symbol	VWESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 15,894,000,000
Holdings Count | Holding	1,392
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$15,894
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	20%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	4.5%
Consumer Discretionary	4.3%
Consumer Staples	5.9%
Energy	6.4%
Financials	15.6%
Health Care	12.3%
Industrials	4.7%
Materials	1.2%
Real Estate	0.6%
Technology	8.6%
Utilities	14.4%
Other	16.4%
Other Assets and Liabilities—NetFootnote Reference	5.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007102
Shareholder Report [Line Items]
Fund Name	Long-Term Investment-Grade Fund
Class Name	Admiral™ Shares
Trading Symbol	VWETX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Investment-Grade Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 15,894,000,000
Holdings Count | Holding	1,392
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$15,894
Number of Portfolio Holdings	1,392
Portfolio Turnover Rate	20%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	4.5%
Consumer Discretionary	4.3%
Consumer Staples	5.9%
Energy	6.4%
Financials	15.6%
Health Care	12.3%
Industrials	4.7%
Materials	1.2%
Real Estate	0.6%
Technology	8.6%
Utilities	14.4%
Other	16.4%
Other Assets and Liabilities—NetFootnote Reference	5.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151976
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Investor Shares
Trading Symbol	VUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 12,817,000,000
Holdings Count | Holding	680
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$12,817
Number of Portfolio Holdings	680
Portfolio Turnover Rate	35%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Corporate Bonds	63.2%
Asset-Backed/Commercial Mortgage-Backed Securities	25.5%
Sovereign Bonds	1.6%
Other Assets and Liabilities—NetFootnote Reference	9.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000151975
Shareholder Report [Line Items]
Fund Name	Ultra-Short-Term Bond Fund
Class Name	Admiral™ Shares
Trading Symbol	VUSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Ultra-Short-Term Bond Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
AssetsNet	$ 12,817,000,000
Holdings Count | Holding	680
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$12,817
Number of Portfolio Holdings	680
Portfolio Turnover Rate	35%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Corporate Bonds	63.2%
Asset-Backed/Commercial Mortgage-Backed Securities	25.5%
Sovereign Bonds	1.6%
Other Assets and Liabilities—NetFootnote Reference	9.7%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007092
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Investor Shares
Trading Symbol	VWEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 24,507,000,000
Holdings Count | Holding	920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$24,507
Number of Portfolio Holdings	920
Portfolio Turnover Rate	18%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	12.8%
Consumer Discretionary	15.6%
Consumer Staples	3.5%
Energy	11.5%
Financials	8.7%
Health Care	7.7%
Industrials	8.7%
Materials	9.2%
Real Estate	1.4%
Technology	6.2%
Utilities	1.9%
Other	8.3%
Other Assets and Liabilities—NetFootnote Reference	4.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007093
Shareholder Report [Line Items]
Fund Name	High-Yield Corporate Fund
Class Name	Admiral™ Shares
Trading Symbol	VWEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard High-Yield Corporate Fund (the "Fund") for the period of February 1, 2024, to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$6	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
AssetsNet	$ 24,507,000,000
Holdings Count | Holding	920
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

(as of July 31, 2024)

Fund Net Assets (in millions)	$24,507
Number of Portfolio Holdings	920
Portfolio Turnover Rate	18%

Holdings [Text Block]

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of July 31, 2024)

Communications	12.8%
Consumer Discretionary	15.6%
Consumer Staples	3.5%
Energy	11.5%
Financials	8.7%
Health Care	7.7%
Industrials	8.7%
Materials	9.2%
Real Estate	1.4%
Technology	6.2%
Utilities	1.9%
Other	8.3%
Other Assets and Liabilities—NetFootnote Reference	4.5%

Material Fund Change [Text Block]
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature